First Investors Life Insurance Company
40 Wall Street
New York, NY 10005

May 4, 2015

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:
First Investors Life Level Premium Variable Life Insurance (Separate Account B)
(the “Registrant”) – Post-Effective Amendment No. 41 to the Registration
Statement on Form N-6 (File Nos. 002-98410 and 811-04328)

Ladies and Gentlemen:

On behalf of the Registrant, I certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), that:

(1)	The form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Act would not have differed from that contained in Post-Effective Amendment No. 41 to the Registrant’s above-referenced Registration Statement on Form N-6, the most recent Post-Effective Amendment filed with the Securities and Exchange Commission (the “SEC”); and

(2)	The text of Post-Effective Amendment No. 41 was filed electronically with the SEC.

Should you have any questions regarding this letter, please contact Mark Amorosi of K&L Gates LLP at (202) 778-9351.

Very truly yours,

/s/ Mary Carty Mary Carty General Counsel, First Investors Consolidated Corporation and its subsidiaries